LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

13.	RIGHT OF USE ASSETS

Movements in the three years ended December 31, 2023 are as follows:

(in thousands of $)	Offices	Vessels	Total
Cost
As of December 31, 2022 and 2023	11,395	—	11,395

Accumulated depreciation
As of December 31, 2022	(8,287)	—	(8,287)
Depreciation charge for the period	(906)	—	(906)
Translation differences	34	—	34
As of December 31, 2023	(9,159)	—	(9,159)

Net book value as of December 31, 2023	2,236	—	2,236

Cost
As of December 31, 2021	11,719	103,888	115,607
Additions	159	—	159
Lease terminations	—	(103,888)	(103,888)
Disposals	(483)	—	(483)
As of December 31, 2022	11,395	—	11,395

Accumulated depreciation
As of December 31, 2021	(7,805)	(59,008)	(66,813)
Depreciation charge for the period	(926)	(2,297)	(3,223)
Lease terminations	—	61,305	61,305
Disposals	483	—	483
Translation differences	(39)	—	(39)
As of December 31, 2022	(8,287)	—	(8,287)

Net book value as of December 31, 2022	3,108	—	3,108

Cost
As of January 1, 2021	11,719	113,329	125,048
Lease terminations	—	(9,441)	(9,441)
As of December 31, 2021	11,719	103,888	115,607

Accumulated depreciation
As of January 1, 2021	(5,916)	(57,188)	(63,104)
Depreciation charge for the period	(1,467)	(11,261)	(12,728)
Lease terminations	—	9,441	9,441
Translation differences	(422)	—	(422)
As of December 31, 2021	(7,805)	(59,008)	(66,813)

As of December 31, 2021 and January 1, 2021, the Company leased in two vessels from SFL, an affiliated company, on time charters that were classified as leases, the 2004-built VLCCs Front Force and Front Energy. In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL to terminate the long-term charters for these vessels upon the sale and delivery of the vessels by SFL to an unrelated third party.
As of January 1, 2021, the Company leased in two vessels from a third party on time charters that were classified as leases which were terminated in the year end December 31, 2021 when the vessels were redelivered to the owners.

The right-of-use assets for offices relate to lease agreements for office space.

For further details on the Company's leases see Note 18.

18.	LEASES

As a lessee

The Company is committed to make rental payments under leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments were estimated at the time of recognition on the index at that time and are included in the minimum lease payments.

The future minimum lease payments under the Company's leases as at December 31, 2023 were as follows:

(in thousands of $)
2024	1,154
2025	1,450
Total minimum lease payments	2,604
Less: Imputed interest	(70)
Present value of obligations under leases	2,534

The future minimum lease payments under the Company's leases as at December 31, 2022 were as follows:

(in thousands of $)
2023	1,103
2024	1,206
2025	1,237
Total minimum lease payments	3,546
Less: Imputed interest	(150)
Present value of obligations under leases	3,396

Total cash outflows for leases was $0.9 million, $2.9 million and $11.8 million in the years ended December 31, 2023, 2022 and 2021, respectively.

Expense for office leases was $0.9 million, $0.9 million and $1.5 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company incurred lease expenses of nil (2022: $2.2 million, 2021: $8.6 million) in relation to the vessels leased-in from SFL, an affiliated company, Front Energy and Front Force. Contingent rental income recorded in the year ended December 31, 2022 was primarily due to the fact that the profit share expense accrued in the lease obligation payable when the leases were recorded at fair value at the time of Frontline's merger with Frontline 2012 Ltd. was $0.6 million higher than the actual profit share expense payable to SFL, as no profit share was payable for the period. The Company recorded contingent rental income of $3.6 million in the year ended December 31, 2021 primarily due to the fact that the actual profit share expense payable of $0.3 million was $3.6 million less than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the merger between the Company and Frontline 2012 Ltd.

The Company incurred lease expenses of nil (2022: nil, 2021: $2.7 million) in relation to two vessels leased in from a third party on time charters that were classified as leases.

Interest expense incurred in relation to the leased-in vessels is disclosed in Note 6.

The weighted-average discount rate based on the Company's incremental borrowing rate, or IBR, in relation to the leases was 2.5% for the year ended December 31, 2023 (2022: 2.7%, 2021: 7.1%) and the weighted-average remaining lease term was two years as of December 31, 2023 (2022: three years, 2021: five years).

For further details on the Company's right-of-use assets see Note 13.

As a lessor

Four LR2 tankers were on fixed rate time charters as of December 31, 2023 (2022: two LR2 tankers). The minimum future revenues to be received under fixed rate contracts as of December 31, 2023 were as follows:

(in thousands of $)
2024	58,194
2025	30,895
Total minimum lease payments	89,089
The minimum future revenues to be received under fixed rate contracts as of December 31, 2022 were as follows:

(in thousands of $)
2023	24,090
2024	24,156
2025	15,954
Total minimum lease payments	64,200

Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Profit or Loss, which solely relates to leasing revenues.

Two of the LR2 tankers on fixed rate time charters as of December 31, 2023 and December 31, 2022 have an option for a one year extension.

The cost and accumulated depreciation of vessels leased under time charters as of December 31, 2023 were $206.1 million and $36.0 million, respectively (December 31, 2022: $100.1 million and $3.9 million, respectively).